Statement of Operations (USD $)	12 Months Ended		268 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Costs & Expenses:
General & administrative	$ 24,323,228	$ 18,560,838	$ 69,648,220
FAA certification costs	490,851	804,418	2,524,147
Training			225,637
Depreciation	16,486	6,924	354,940
Other			569,394
Interest expense (income)	241,493	19,504	1,311,218
Total Costs & Expenses	25,072,058	19,391,684	74,633,556
Loss before income taxes	(25,072,058)	(19,391,684)	(74,633,556)
Income taxes	3,439	2,843	14,882
Deficit Accumulated During Development Stage	$ (25,075,497)	$ (19,394,527)	$ (74,648,438)
Per share amounts:
Loss (in Dollars per share)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding (in Shares)	1,416,885,867	913,981,784